SECURITIES AVAILABLE FOR SALE - Amortized costs and fair values of securities available for sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 53,850	$ 54,199
Gross unrealized gains	3,225	2,784
Gross unrealized losses		224
Fair value	57,075	56,759
State, county and municipals
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,315	30,130
Gross unrealized gains	1,304	1,718
Gross unrealized losses
Fair value	33,619	31,848
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	17,412	17,450
Gross unrealized gains	951	1,042
Gross unrealized losses		7
Fair value	18,363	18,484
U.S. Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,499	4,995
Gross unrealized gains	4	24
Gross unrealized losses
Fair value	2,503	5,019
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,624	1,624
Gross unrealized gains	966
Gross unrealized losses		217
Fair value	$ 2,590	$ 1,407